Schedule of Significant Components of Deferred Tax Assets (Details) - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 63,759,000	$ 56,369,000
Credits	7,082,000	5,566,000
Start-up costs	14,000	17,000
Accumulated depreciation	68,000	74,000
Option and stock awards	1,148,000	1,179,000
Other	162,000	180,000
Net deferred tax assets	72,233,000	63,385,000
Valuation allowance for deferred tax assets	(72,233,000)	(63,385,000)
Net deferred taxes